Selected Quarterly Financial Information	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Information

NOTE 19. SELECTED QUARTERLY FINANCIAL INFORMATION (unaudited)

The following table sets forth the historical unaudited quarterly financial data for the periods indicated. The information for each of these periods has been prepared on the same basis as the audited consolidated financial statements and, in our opinion, reflects all adjustments necessary to present fairly our financial results. Operating results for previous periods do not necessarily indicate results that may be achieved in any future period.

	2016
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
	(in thousands, except per share data)
Total Revenues	$241,771	$269,555	$272,312	$222,616	$1,006,254
Operating (loss) income	(45,520)	40,485	61,285	22,214	78,464
Net (loss) income	(38,724)	14,918	22,684	19	(1,103)
Net (loss) income attributable to La Quinta Holdings’ stockholders	(38,775)	14,849	22,666	(28)	(1,288)
Basic (loss) earnings per share	$(0.31)	$0.13	$0.20	$—	$(0.01)
Diluted (loss) earnings per share	$(0.31)	$0.13	$0.20	$—	$(0.01)

	2015
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
	(in thousands, except per share data)
Total Revenues	$248,106	$273,888	$279,103	$228,877	$1,029,974
Operating income	32,913	15,177	52,740	27,241	128,071
Net income (loss)	6,314	(4,567)	17,083	7,882	26,712
Net income (loss) attributable to La Quinta Holdings’ stockholders	6,142	(4,663)	17,058	7,828	26,365
Basic earnings (loss) per share	$0.05	$(0.04)	$0.13	$0.06	$0.21
Diluted earnings (loss) per share	$0.05	$(0.04)	$0.13	$0.06	$0.20